Business Combination,Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Combined Statement of Operations Information of the Net Assets Sold (Detail) - Eagle Materials Inc And Grupo Cementos de Chihuahua SAB De C.V. [member] - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations And Disposal Groups [Line Items]
Net sales	$ 86	$ 3,322	$ 3,538
Operating costs and expenses	(71)	(2,800)	(2,795)
Operating earnings before other expenses, net	$ 15	$ 522	$ 743